Employee Benefits (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefits [Line Items]
Balance	$ 41,643,938
Changes	(476,931)	$ (99,908)
Balance	35,252,855	41,643,938
Severance Indemniy [Member]
Disclosure Of Employee Benefits [Line Items]
Balance	41,643,938	33,571,138
Current cost of service	2,988,782	3,077,205
Interest cost	3,279,881	2,343,063
Actuarial (Gain) losses	(5,216,580)	1,859,692
Paid-up benefits	(6,210,075)	(1,087,421)
Past service cost	469,558	653,426
Conversion effect	105,928	(1,146,660)
Others	(1,808,577)	2,373,495
Changes	(6,391,083)	8,072,800
Balance	$ 35,252,855	$ 41,643,938